                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended SEPTEMBER 30, 2008

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    KENSICO CAPITAL MANAGEMENT CORP
Address: 55 RAILROAD AVENUE 2ND FLOOR
         GREENWICH, CT 06830

Form 13F File Number: 28-10067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JOSEPH SIGNORILE
Title: CHIEF OPERATING OFFICER
Phone: (203) 860-5800

Signature, Place, and Date of Signing:


/s/ Joseph Signorile                      GREENWICH, CT             11/14/08
----------------------------------   -----------------------   -----------------
            [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this manager;
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----

28- __________________   __________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       __________

Form 13F Information Table Entry Total:          52

Form 13F Information Table Value Total:   1,697,657
                                         (thousands)

List of Other Included Managers: NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

___   28- ________________   ______________________________________

           ITEM 1                ITEM 2      ITEM 3     ITEM 4        ITEM 5           ITEM 6         ITEM 7          ITEM 8
---------------------------- ------------- --------- ----------- ---------------  ------------------ -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                                                                              SHARED          ----------------------
                               TITLE OF      CUSIP      FAIR         SHARES OF    SOLE SHARED  OTHER             SOLE    SHARED NONE
       NAME OF ISSUER            CLASS       NUMBER    MKT VAL   PRINCIPAL AMOUNT  (A)   (B)    (C)  MANAGERS     (A)      (B)   (C)
---------------------------- ------------- --------- ----------- ---------------- ---- ------ ------ -------- ---------- ------ ----
ALLEGHENY ENERGY ORD         COM           017361106  21,881,827     595,100        X                KENP        595,100
ALTRIA GROUP ORD             COM           02209S103  11,808,907     595,207        X                KENP        595,207
AMBAC FINL GRP ORD           COM           023139108   4,949,649   2,124,313        X                KENP      2,124,313
AMBAC FINL GRP ORD           COM           023139108     855,110     367,000 PUT    X                KENP        367,000
AMERICAN COML ORDINARY       COM NEW       025195207   6,775,552     636,800        X                KENP        636,800
ARBITRON INC ORD             COM           03875Q108  18,358,652     410,800        X                KENP        410,800
AT & T ORD                   COM           00206R102  13,027,472     466,600        X                KENP        466,600
ATLAS AMERICA STK            COM           049167109  13,326,709     390,698        X                KENP        390,698
BANK OF AMERICA CORPORATION  COM           060505104   8,652,000     247,200        X                KENP        247,200
BANK UNITED STK A            CL A          06652B103     131,784     173,400        X                KENP        173,400
BRISTOW GROUP ORD            COM           110394103   1,015,200      30,000        X                KENP         30,000
CATHAY GNRL BANC STK         COM           149150104  13,474,608     566,160        X                KENP        566,160
COLONIAL BCGROUP ORD         COM           195493309  21,483,738   2,733,300        X                KENP      2,733,300
CYPRESS SEMI ORD             COM           232806109  42,555,528   8,152,400        X                KENP      8,152,400
DISH NETWORK CORP A          CL A          25470M109  61,743,066   2,940,146        X                KENP      2,940,146
DONNELLEY SONS ORD           COM           257867101   2,435,829      99,300        X                KENP         99,300
DST SYSTEMS ORD              COM           233326107  34,766,711     620,945        X                KENP        620,945
EAST WEST BANCP STK          COM           27579R104  20,457,114   1,493,220        X                KENP      1,493,220
ECHOSTAR CORP                CL A          278768106  38,516,596   1,598,199        X                KENP      1,598,199
EOG RESOURCES ORD            COM           26875P101   7,872,480      88,000        X                KENP         88,000
FANNIE MAE ORD               COM           313586109   3,098,715   2,025,304        X                KENP      2,025,304
FBR CAPITAL MARKETS CORP     COM           30247C301   9,818,535   1,515,206        X                KENP      1,515,206
FISERV STK                   COM           337738108 127,844,823   2,701,708        X                KENP      2,701,708
FLOWSERVE ORD                COM           34354P105  83,896,527     945,100        X                KENP        945,100
GOLDMAN SACHS ORD            COM           38141G104   6,400,000      50,000        X                KENP         50,000
HELIX ENERGY SOLUTIONS GROUP
    INC                      COM           42330P107   5,555,628     228,815        X                KENP        228,815
HENRY JACK & ASSOC INC       COM           426281101   3,883,965     191,046        X                KENP        191,046
HLTH CORPORATION ORDINARY    COM           40422Y101 201,629,235  17,640,353        X                KENP     17,640,353
KAISER ALUMINUM ORD          COM PAR $0.01 483007704  29,985,757     698,155        X                KENP        698,155
KRAFT FOODS A ORD            CL A          50075N104  17,260,855     527,049        X                KENP        527,049
LDK SOLAR ADR REPSTG ONE ORD SPONSORED ADR 50183L107   3,084,555     102,750        X                KENP        102,750
MAIDEN HOLDINGS ORD          SHS           G5753U112  20,679,108   4,753,818        X                KENP      4,753,818
MAXIM INTEGRATED PRODUCTS
   INC                       COM           57772K101 127,456,218   7,041,780        X                KENP      7,041,780
MBIA ORD                     COM           55262C100   6,021,400     506,000        X                KENP        506,000
NATL FUEL GAS ORD            COM           636180101  72,485,655   1,718,484        X                KENP      1,718,484
NMT MEDICAL ORD              COM           629294109   1,858,986     595,829        X                KENP        595,829
PHI NON-VOTING ORD           COM NON VTG   69336T205   2,334,899      63,225        X                KENP         63,225
PHI ORD                      COM VTG       69336T106  10,093,015     252,326        X                KENP        252,326
PHILIP MORRIS INTERNATIONAL
   ORD                       COM           718172109  85,755,710   1,782,863        X                KENP      1,782,863
QWEST COMMUNICAT ORD         COM           749121109   3,386,629   1,048,492        X                KENP      1,048,492
SANDRIDGE ENERGY ORD         COM           80007P307   8,473,080     432,300        X                KENP        432,300
SEACOR HOLDINGS ORD          COM           811904101 159,276,888   2,017,440        X                KENP      2,017,440
SOUTHERN UNION ORD           COM           844030106  53,033,475   2,568,207        X                KENP      2,568,207
SUNPOWER CORP CLASS B        COM           867652307 103,879,718   1,504,413        X                KENP      1,504,413
TEKELEC ORD                  COM           879101103  90,765,441   6,487,880        X                KENP      6,487,880
TEXAS INSTRUMENT ORD         COM           882508104   6,174,800     287,200        X                KENP        287,200
UCBH HOLDINGS STK            COM           90262T308  10,111,134   1,577,400        X                KENP      1,577,400
UNION PACIFIC ORD            COM           907818108  51,164,040     719,000        X                KENP        719,000
UNITED TECH ORD              COM           913017109  21,387,366     356,100        X                KENP        356,100
WACHOVIA ORD                 COM           929903102   7,911,400   2,260,400        X                KENP      2,260,400
WEBMD HEALTH A ORDINARY      CL A          94770V102     141,592       4,761        X                KENP          4,761
ZIONS STK                    COM           989701107  18,719,190     483,700        X                KENP        483,700

VALUE TOTAL     ENTRY TOTAL
------------    -------------
1,697,656,871   52